Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 4,326	¥ 3,977	¥ 4,101